Schedule of Investments (unaudited)	iShares® Core S&P 500 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.3%
Boeing Co. (The)(a)	4,604,072	$926,891,775
General Dynamics Corp.	1,937,330	403,875,185
Howmet Aerospace Inc.(b)	3,113,399	99,099,490
Huntington Ingalls Industries Inc.	344,107	64,258,541
L3Harris Technologies Inc.	1,635,743	348,805,837
Lockheed Martin Corp.	2,039,248	724,769,132
Northrop Grumman Corp.	1,241,086	480,387,158
Raytheon Technologies Corp.	12,466,751	1,072,888,591
Textron Inc.(b)	1,820,307	140,527,700
TransDigm Group Inc.(a)	431,609	274,624,175
		4,536,127,584
Air Freight & Logistics — 0.6%
CH Robinson Worldwide Inc.	1,056,856	113,749,411
Expeditors International of Washington Inc.	1,429,442	191,959,766
FedEx Corp.	2,026,183	524,051,971
United Parcel Service Inc., Class B	6,076,895	1,302,521,675
		2,132,282,823
Airlines — 0.2%
Alaska Air Group Inc.(a)	1,086,737	56,618,998
American Airlines Group Inc.(a)(b)	5,559,259	99,844,292
Delta Air Lines Inc.(a)	5,365,557	209,685,968
Southwest Airlines Co.(a)	4,939,459	211,606,423
United Airlines Holdings Inc.(a)(b)	2,699,490	118,183,672
		695,939,353
Auto Components — 0.1%
Aptiv PLC(a)	2,237,629	369,096,904
BorgWarner Inc.	2,029,547	91,471,683
		460,568,587
Automobiles — 2.5%
Ford Motor Co.	32,713,969	679,469,136
General Motors Co.(a)	12,118,218	710,491,122
Tesla Inc.(a)(b)	6,779,294	7,164,222,313
		8,554,182,571
Banks — 3.9%
Bank of America Corp.	60,037,401	2,671,063,970
Citigroup Inc.	16,540,101	998,856,699
Citizens Financial Group Inc.	3,500,130	165,381,142
Comerica Inc.	1,091,545	94,964,415
Fifth Third Bancorp.	5,691,571	247,867,917
First Republic Bank/CA	1,493,866	308,498,268
Huntington Bancshares Inc./OH	12,057,936	185,933,373
JPMorgan Chase & Co.	24,632,096	3,900,492,402
KeyCorp	7,761,823	179,530,966
M&T Bank Corp.	1,070,684	164,435,649
People’s United Financial Inc.	3,708,606	66,087,359
PNC Financial Services Group Inc. (The)	3,517,578	705,344,741
Regions Financial Corp.	8,047,935	175,444,983
Signature Bank/New York NY	499,416	161,546,094
SVB Financial Group(a)(b)	490,309	332,547,176
Truist Financial Corp.	11,141,610	652,341,265
U.S. Bancorp.	11,270,071	633,039,888
Wells Fargo & Co.	33,238,994	1,594,806,932
Zions Bancorp. NA	1,273,222	80,416,702
		13,318,599,941
Beverages — 1.4%
Brown-Forman Corp., Class B, NVS	1,520,588	110,790,042
Coca-Cola Co. (The)	32,398,701	1,918,327,086
Security	Shares	Value

Beverages (continued)
Constellation Brands Inc., Class A	1,369,206	$343,629,630
Molson Coors Beverage Co., Class B	1,517,920	70,355,592
Monster Beverage Corp.(a)(b)	3,099,449	297,671,082
PepsiCo Inc.	11,523,213	2,001,697,330
		4,742,470,762
Biotechnology — 1.8%
AbbVie Inc.	14,733,709	1,994,944,199
Amgen Inc.	4,694,726	1,056,172,508
Biogen Inc.(a)	1,224,486	293,778,681
Gilead Sciences Inc.	10,477,196	760,749,202
Incyte Corp.(a)(b)	1,590,158	116,717,597
Moderna Inc.(a)(b)	2,939,784	746,646,340
Regeneron Pharmaceuticals Inc.(a)	879,382	555,347,321
Vertex Pharmaceuticals Inc.(a)	2,114,279	464,295,668
		5,988,651,516
Building Products — 0.5%
A O Smith Corp.	1,129,587	96,975,044
Allegion PLC	745,755	98,767,792
Carrier Global Corp.	7,249,244	393,198,995
Fortune Brands Home & Security Inc.	1,103,655	117,980,720
Johnson Controls International PLC	5,941,133	483,073,524
Masco Corp.	2,014,737	141,474,832
Trane Technologies PLC	1,983,270	400,680,038
		1,732,150,945
Capital Markets — 3.0%
Ameriprise Financial Inc.	932,670	281,349,232
Bank of New York Mellon Corp. (The)	6,334,234	367,892,311
BlackRock Inc.(c)	1,190,083	1,089,592,391
Cboe Global Markets Inc.	903,996	117,881,078
Charles Schwab Corp. (The)	12,529,395	1,053,722,119
CME Group Inc.	2,995,264	684,298,013
FactSet Research Systems Inc.	310,973	151,135,988
Franklin Resources Inc.	2,256,062	75,555,516
Goldman Sachs Group Inc. (The)	2,829,186	1,082,305,104
Intercontinental Exchange Inc.	4,703,463	643,292,635
Invesco Ltd.	2,707,177	62,319,215
MarketAxess Holdings Inc.	322,835	132,772,350
Moody’s Corp.	1,352,834	528,389,904
Morgan Stanley	11,965,467	1,174,530,241
MSCI Inc.	688,811	422,027,612
Nasdaq Inc.	960,946	201,808,269
Northern Trust Corp.	1,751,416	209,486,868
Raymond James Financial Inc.	1,562,293	156,854,217
S&P Global Inc.	2,008,577	947,907,744
State Street Corp.	3,077,619	286,218,567
T Rowe Price Group Inc.	1,867,143	367,155,000
		10,036,494,374
Chemicals — 1.8%
Air Products & Chemicals Inc.	1,844,297	561,145,805
Albemarle Corp.	984,726	230,199,397
Celanese Corp.	894,440	150,319,586
CF Industries Holdings Inc.	1,819,993	128,819,105
Corteva Inc.	6,036,421	285,401,985
Dow Inc.	6,137,390	348,112,761
DuPont de Nemours Inc.	4,318,484	348,847,137
Eastman Chemical Co.	1,112,381	134,497,987
Ecolab Inc.	2,077,764	487,422,657
FMC Corp.	1,054,225	115,848,785
International Flavors & Fragrances Inc.	2,120,814	319,500,629

Schedule of Investments (unaudited) (continued)	iShares® Core S&P 500 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Linde PLC	4,271,932	$1,479,925,403
LyondellBasell Industries NV, Class A	2,168,694	200,018,648
Mosaic Co. (The)	3,081,325	121,065,259
PPG Industries Inc.	1,992,982	343,669,816
Sherwin-Williams Co. (The)	2,003,137	705,424,726
		5,960,219,686
Commercial Services & Supplies — 0.4%
Cintas Corp.	732,489	324,617,150
Copart Inc.(a)	1,778,019	269,583,241
Republic Services Inc.	1,731,958	241,521,543
Rollins Inc.	1,936,916	66,261,896
Waste Management Inc.	3,202,679	534,527,125
		1,436,510,955
Communications Equipment — 0.9%
Arista Networks Inc.(a)	1,879,670	270,202,562
Cisco Systems Inc.	35,150,142	2,227,464,499
F5 Inc.(a)(b)	510,480	124,919,561
Juniper Networks Inc.	2,748,008	98,131,366
Motorola Solutions Inc.	1,397,182	379,614,349
		3,100,332,337
Construction & Engineering — 0.0%
Quanta Services Inc.	1,187,276	136,133,066

Construction Materials — 0.1%
Martin Marietta Materials Inc.	513,439	226,180,148
Vulcan Materials Co.	1,091,644	226,603,462
		452,783,610
Consumer Finance — 0.6%
American Express Co.	5,230,073	855,639,943
Capital One Financial Corp.	3,548,685	514,878,707
Discover Financial Services	2,443,163	282,331,916
Synchrony Financial	4,562,774	211,667,086
		1,864,517,652
Containers & Packaging — 0.3%
Amcor PLC	12,752,559	153,158,234
Avery Dennison Corp.	680,235	147,318,494
Ball Corp.	2,671,580	257,193,007
International Paper Co.	3,283,437	154,255,870
Packaging Corp. of America	806,531	109,809,196
Sealed Air Corp.	1,232,758	83,174,182
Westrock Co.	2,292,323	101,687,448
		1,006,596,431
Distributors — 0.1%
Genuine Parts Co.	1,171,265	164,211,353
LKQ Corp.	2,199,785	132,053,094
Pool Corp.	334,449	189,298,134
		485,562,581
Diversified Financial Services — 1.4%
Berkshire Hathaway Inc., Class B(a)(b)	15,264,522	4,564,092,078

Diversified Telecommunication Services — 1.0%
AT&T Inc.	59,514,168	1,464,048,533
Lumen Technologies Inc.	7,684,819	96,444,478
Verizon Communications Inc.	34,504,577	1,792,857,821
		3,353,350,832
Electric Utilities — 1.6%
Alliant Energy Corp.	2,081,804	127,968,492
American Electric Power Co. Inc.	4,199,317	373,613,234
Duke Energy Corp.	6,432,710	674,791,279
Security	Shares	Value

Electric Utilities (continued)
Edison International	3,207,621	$218,920,133
Entergy Corp.	1,695,283	190,973,630
Evergy Inc.	1,943,559	133,347,583
Eversource Energy	2,879,918	262,014,940
Exelon Corp.	8,154,360	470,995,834
FirstEnergy Corp.	4,564,519	189,838,345
NextEra Energy Inc.	16,352,728	1,526,690,686
NRG Energy Inc.	2,106,717	90,757,368
Pinnacle West Capital Corp.	967,372	68,286,789
PPL Corp.	6,258,360	188,126,302
Southern Co. (The)	8,857,966	607,479,308
Xcel Energy Inc.	4,501,819	304,773,146
		5,428,577,069
Electrical Equipment — 0.5%
AMETEK Inc.	1,944,765	285,958,246
Eaton Corp. PLC	3,303,127	570,846,408
Emerson Electric Co.	4,992,968	464,196,235
Generac Holdings Inc.(a)(b)	525,033	184,769,613
Rockwell Automation Inc.	970,720	338,635,672
		1,844,406,174
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	5,016,853	438,773,964
CDW Corp./DE	1,130,845	231,574,439
Corning Inc.	6,476,302	241,112,724
IPG Photonics Corp.(a)(b)	313,637	53,989,473
Keysight Technologies Inc.(a)	1,546,671	319,403,028
TE Connectivity Ltd.	2,718,371	438,581,977
Teledyne Technologies Inc.(a)	394,952	172,550,579
Trimble Inc.(a)	2,091,585	182,365,296
Zebra Technologies Corp., Class A(a)	440,595	262,242,144
		2,340,593,624
Energy Equipment & Services — 0.2%
Baker Hughes Co.	7,281,539	175,193,828
Halliburton Co.	7,502,833	171,589,791
Schlumberger NV	11,734,457	351,446,987
		698,230,606
Entertainment — 1.7%
Activision Blizzard Inc.	6,501,810	432,565,419
Electronic Arts Inc.	2,336,019	308,120,906
Live Nation Entertainment Inc.(a)(b)	1,131,196	135,392,849
Netflix Inc.(a)	3,691,593	2,223,963,287
Take-Two Interactive Software Inc.(a)(b)	950,298	168,886,961
Walt Disney Co. (The)(a)	15,144,270	2,345,695,980
		5,614,625,402
Equity Real Estate Investment Trusts (REITs) — 2.7%
Alexandria Real Estate Equities Inc.	1,175,019	261,982,236
American Tower Corp.	3,795,374	1,110,146,895
AvalonBay Communities Inc.	1,172,030	296,043,058
Boston Properties Inc.	1,200,345	138,255,737
Crown Castle International Corp.	3,609,171	753,378,355
Digital Realty Trust Inc.	2,365,005	418,298,434
Duke Realty Corp.	3,213,574	210,938,997
Equinix Inc.	750,776	635,036,372
Equity Residential	2,808,313	254,152,327
Essex Property Trust Inc.	545,153	192,019,241
Extra Space Storage Inc.	1,121,388	254,252,301
Federal Realty Investment Trust.	593,667	80,928,685
Healthpeak Properties Inc.	4,529,173	163,457,854
Host Hotels & Resorts Inc.(a)	5,802,272	100,901,510

Schedule of Investments (unaudited) (continued)	iShares® Core S&P 500 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Iron Mountain Inc.	2,407,895	$126,005,145
Kimco Realty Corp.	5,018,846	123,714,554
Mid-America Apartment Communities Inc.	950,214	218,017,100
Prologis Inc.	6,162,578	1,037,531,632
Public Storage	1,274,363	477,325,405
Realty Income Corp.	4,714,089	337,481,632
Regency Centers Corp.	1,324,109	99,771,613
SBA Communications Corp.	905,990	352,448,230
Simon Property Group Inc.	2,738,698	437,561,780
UDR Inc.	2,421,454	145,263,025
Ventas Inc.	3,352,488	171,379,187
Vornado Realty Trust	1,363,637	57,081,845
Welltower Inc.	3,626,882	311,077,669
Weyerhaeuser Co.	6,306,313	259,693,969
		9,024,144,788
Food & Staples Retailing — 1.4%
Costco Wholesale Corp.	3,682,235	2,090,404,809
Kroger Co. (The)	5,606,712	253,759,785
Sysco Corp.	4,280,671	336,246,707
Walgreens Boots Alliance Inc.	6,041,913	315,146,182
Walmart Inc.	11,842,727	1,713,524,170
		4,709,081,653
Food Products — 0.9%
Archer-Daniels-Midland Co.	4,700,555	317,710,512
Campbell Soup Co.	1,720,730	74,782,926
Conagra Brands Inc.	4,061,557	138,702,172
General Mills Inc.	5,064,028	341,214,207
Hershey Co. (The)	1,197,033	231,589,974
Hormel Foods Corp.(b)	2,390,904	116,700,024
JM Smucker Co. (The)	919,312	124,860,956
Kellogg Co.	2,082,836	134,176,295
Kraft Heinz Co. (The)	5,913,538	212,296,014
Lamb Weston Holdings Inc.	1,251,005	79,288,697
McCormick & Co. Inc./MD, NVS	2,078,551	200,808,812
Mondelez International Inc., Class A	11,665,009	773,506,747
Tyson Foods Inc., Class A	2,490,741	217,092,986
		2,962,730,322
Gas Utilities — 0.0%
Atmos Energy Corp.	1,100,823	115,333,226

Health Care Equipment & Supplies — 2.9%
Abbott Laboratories	14,754,110	2,076,493,441
ABIOMED Inc.(a)(b)	384,086	137,952,169
Align Technology Inc.(a)	613,892	403,437,544
Baxter International Inc.	4,173,224	358,229,548
Becton Dickinson and Co.	2,399,291	603,373,701
Boston Scientific Corp.(a)	11,927,350	506,673,828
Cooper Companies Inc. (The)	415,123	173,911,630
DENTSPLY SIRONA Inc.	1,771,211	98,815,862
Dexcom Inc.(a)(b)	810,965	435,447,657
Edwards Lifesciences Corp.(a)(b)	5,208,801	674,800,169
Hologic Inc.(a)	2,074,119	158,794,551
IDEXX Laboratories Inc.(a)	710,179	467,624,464
Intuitive Surgical Inc.(a)	2,975,049	1,068,935,106
Medtronic PLC	11,216,082	1,160,303,683
ResMed Inc.	1,214,599	316,378,747
STERIS PLC	833,032	202,768,319
Stryker Corp.	2,803,792	749,790,057
Teleflex Inc.	395,583	129,941,104
Security	Shares	Value

Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings Inc.	1,758,503	$223,400,221
		9,947,071,801
Health Care Providers & Services — 2.8%
AmerisourceBergen Corp.	1,223,305	162,565,001
Anthem Inc.	2,017,797	935,329,621
Cardinal Health Inc.	2,317,227	119,314,018
Centene Corp.(a)(b)	4,863,489	400,751,494
Cigna Corp.	2,757,775	633,267,873
CVS Health Corp.	11,001,382	1,134,902,567
DaVita Inc.(a)(b)	541,482	61,598,992
HCA Healthcare Inc.	1,992,148	511,822,664
Henry Schein Inc.(a)(b)	1,194,790	92,632,069
Humana Inc.	1,077,505	499,811,469
Laboratory Corp. of America Holdings(a)(b)	793,328	249,271,591
McKesson Corp.	1,272,636	316,339,131
Quest Diagnostics Inc.	1,039,751	179,887,321
UnitedHealth Group Inc.	7,849,599	3,941,597,642
Universal Health Services Inc., Class B	608,172	78,855,582
		9,317,947,035
Health Care Technology — 0.1%
Cerner Corp.	2,426,627	225,360,849

Hotels, Restaurants & Leisure — 2.0%
Booking Holdings Inc.(a)	343,141	823,274,181
Caesars Entertainment Inc.(a)(b)	1,782,107	166,680,468
Carnival Corp.(a)(b)	6,709,385	134,992,826
Chipotle Mexican Grill Inc.(a)	234,935	410,725,114
Darden Restaurants Inc.	1,063,461	160,199,765
Domino’s Pizza Inc.	301,509	170,150,574
Expedia Group Inc.(a)	1,234,169	223,039,022
Hilton Worldwide Holdings Inc.(a)	2,344,100	365,656,159
Las Vegas Sands Corp.(a)	2,779,228	104,610,142
Marriott International Inc./MD, Class A(a)(b)	2,285,298	377,622,642
McDonald’s Corp.	6,227,606	1,669,434,340
MGM Resorts International(b)	3,223,915	144,689,305
Norwegian Cruise Line Holdings Ltd.(a)(b)	3,173,307	65,814,387
Penn National Gaming Inc.(a)(b)	1,381,788	71,645,708
Royal Caribbean Cruises Ltd.(a)	1,871,279	143,901,355
Starbucks Corp.	9,838,134	1,150,766,534
Wynn Resorts Ltd.(a)	894,223	76,044,724
Yum! Brands Inc.	2,431,835	337,684,608
		6,596,931,854
Household Durables — 0.4%
DR Horton Inc.	2,734,330	296,538,089
Garmin Ltd.	1,268,101	172,677,313
Lennar Corp., Class A	2,245,434	260,829,613
Mohawk Industries Inc.(a)(b)	448,249	81,662,003
Newell Brands Inc.	3,261,342	71,227,709
NVR Inc.(a)	27,304	161,335,786
PulteGroup Inc.	2,099,592	120,012,679
Whirlpool Corp.	500,245	117,387,492
		1,281,670,684
Household Products — 1.4%
Church & Dwight Co. Inc.	2,020,242	207,074,805
Clorox Co. (The)	1,008,535	175,848,162
Colgate-Palmolive Co.	7,024,041	599,431,659
Kimberly-Clark Corp.	2,805,150	400,912,038
Procter & Gamble Co. (The)	20,169,974	3,299,404,347
		4,682,671,011

Schedule of Investments (unaudited) (continued)	iShares® Core S&P 500 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The)	5,665,286	$137,666,450

Industrial Conglomerates — 1.0%
3M Co.	4,789,063	850,681,261
General Electric Co(b)	9,151,874	864,577,537
Honeywell International Inc.	5,736,354	1,196,087,172
Roper Technologies Inc.	882,301	433,968,570
		3,345,314,540
Insurance — 1.8%
Aflac Inc.	5,073,040	296,214,806
Allstate Corp. (The)	2,390,015	281,185,265
American International Group Inc.	6,921,536	393,558,537
Aon PLC, Class A	1,836,734	552,048,771
Arthur J Gallagher & Co.	1,730,558	293,623,776
Assurant Inc.	464,852	72,451,833
Brown & Brown Inc.	1,951,648	137,161,821
Chubb Ltd.	3,590,484	694,076,462
Cincinnati Financial Corp.	1,226,062	139,685,244
Everest Re Group Ltd.	338,812	92,807,383
Globe Life Inc.	772,682	72,415,757
Hartford Financial Services Group Inc. (The)	2,837,220	195,881,669
Lincoln National Corp.	1,416,197	96,669,607
Loews Corp.	1,639,371	94,690,069
Marsh & McLennan Companies Inc.	4,190,031	728,311,188
MetLife Inc.	5,959,488	372,408,405
Principal Financial Group Inc.	2,027,984	146,684,083
Progressive Corp. (The)	4,898,684	502,849,913
Prudential Financial Inc.	3,150,817	341,044,432
Travelers Companies Inc. (The)	2,047,308	320,260,390
W R Berkley Corp.	1,190,613	98,094,605
Willis Towers Watson PLC	1,038,656	246,670,413
		6,168,794,429
Interactive Media & Services — 6.3%
Alphabet Inc., Class A(a)	2,506,997	7,262,870,589
Alphabet Inc., Class C, NVS(a)	2,330,544	6,743,638,813
Match Group Inc.(a)(b)	2,358,884	311,962,409
Meta Platforms Inc, Class A(a)(b)	19,722,293	6,633,593,251
Twitter Inc.(a)	6,724,870	290,648,881
		21,242,713,943
Internet & Direct Marketing Retail — 3.8%
Amazon.com Inc.(a)	3,634,882	12,119,932,448
eBay Inc.	5,218,967	347,061,305
Etsy Inc.(a)(b)	1,064,239	233,004,487
		12,699,998,240
IT Services — 4.5%
Accenture PLC, Class A	5,260,069	2,180,561,604
Akamai Technologies Inc.(a)(b)	1,332,932	156,006,361
Automatic Data Processing Inc.	3,501,201	863,326,143
Broadridge Financial Solutions Inc.	978,088	178,814,048
Cognizant Technology Solutions Corp., Class A	4,393,429	389,785,021
DXC Technology Co.(a)	2,152,778	69,297,924
EPAM Systems Inc.(a)(b)	475,237	317,672,173
Fidelity National Information Services Inc.	5,075,508	553,991,698
Fiserv Inc.(a)(b)	4,967,170	515,542,574
FleetCor Technologies Inc.(a)	674,563	150,994,182
Gartner Inc.(a)(b)	685,423	229,150,617
Global Payments Inc.	2,418,474	326,929,315
International Business Machines Corp.	7,474,134	998,992,751
Jack Henry & Associates Inc.	597,403	99,760,327
Security	Shares	Value

IT Services (continued)
Mastercard Inc., Class A	7,228,673	$2,597,406,782
Paychex Inc.	2,684,962	366,497,313
PayPal Holdings Inc.(a)	9,791,958	1,846,567,440
VeriSign Inc.(a)	798,802	202,751,924
Visa Inc., Class A	13,977,161	3,028,990,560
		15,073,038,757
Leisure Products — 0.0%
Hasbro Inc.	1,094,276	111,375,411

Life Sciences Tools & Services — 2.0%
Agilent Technologies Inc.	2,534,208	404,586,307
Bio-Rad Laboratories Inc., Class A(a)(b)	175,994	132,975,787
Bio-Techne Corp.	330,514	170,988,113
Charles River Laboratories International Inc.(a)(b)	424,854	160,076,490
Danaher Corp.	5,300,242	1,743,832,620
Illumina Inc.(a)	1,299,117	494,236,071
IQVIA Holdings Inc.(a)	1,601,187	451,758,900
Mettler-Toledo International Inc.(a)	189,796	322,123,669
PerkinElmer Inc.(b)	1,050,594	211,232,430
Thermo Fisher Scientific Inc.(b)	3,283,966	2,191,193,474
Waters Corp.(a)(b)	517,038	192,648,359
West Pharmaceutical Services Inc.	623,115	292,247,166
		6,767,899,386
Machinery — 1.5%
Caterpillar Inc.	4,508,707	932,130,085
Cummins Inc.	1,184,157	258,312,008
Deere & Co.	2,351,539	806,319,208
Dover Corp.	1,200,222	217,960,315
Fortive Corp.	2,948,999	224,979,134
IDEX Corp.	643,971	152,183,227
Illinois Tool Works Inc.	2,371,251	585,224,747
Ingersoll Rand Inc.(b)	3,438,354	212,730,962
Otis Worldwide Corp.	3,524,741	306,899,199
PACCAR Inc.	2,912,420	257,050,189
Parker-Hannifin Corp.	1,084,178	344,898,705
Pentair PLC	1,349,692	98,568,007
Snap-on Inc.	436,413	93,994,632
Stanley Black & Decker Inc.	1,343,360	253,384,563
Westinghouse Air Brake Technologies Corp.	1,541,583	141,995,210
Xylem Inc./NY	1,504,749	180,449,500
		5,067,079,691
Media — 1.0%
Charter Communications Inc., Class A(a)(b)	1,031,320	672,389,700
Comcast Corp., Class A	37,988,077	1,911,939,915
Discovery Inc., Class A(a)(b)	1,504,638	35,419,179
Discovery Inc., Class C, NVS(a)(b)	2,524,683	57,815,241
DISH Network Corp., Class A(a)(b)	2,173,019	70,492,736
Fox Corp., Class A, NVS	2,594,090	95,721,921
Fox Corp., Class B	1,134,163	38,867,766
Interpublic Group of Companies Inc. (The)	3,327,202	124,603,715
News Corp., Class A, NVS	3,340,720	74,531,463
News Corp., Class B	912,625	20,534,063
Omnicom Group Inc.	1,804,017	132,180,326
ViacomCBS Inc., Class B, NVS	5,056,346	152,600,522
		3,387,096,547
Metals & Mining — 0.4%
Freeport-McMoRan Inc.	12,301,773	513,352,987
Newmont Corp.	6,697,582	415,384,036

Schedule of Investments (unaudited) (continued)	iShares® Core S&P 500 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Nucor Corp.	2,382,468	$271,958,722
		1,200,695,745
Multi-Utilities — 0.7%
Ameren Corp.	2,155,611	191,870,935
CenterPoint Energy Inc.	5,238,845	146,216,164
CMS Energy Corp.	2,373,400	154,389,670
Consolidated Edison Inc.	2,911,890	248,442,455
Dominion Energy Inc.	6,768,344	531,721,105
DTE Energy Co.	1,611,874	192,683,418
NiSource Inc.	3,180,206	87,805,488
Public Service Enterprise Group Inc.	4,234,787	282,587,336
Sempra Energy	2,673,343	353,629,812
WEC Energy Group Inc.	2,640,022	256,266,935
		2,445,613,318
Multiline Retail — 0.5%
Dollar General Corp.	1,942,716	458,150,714
Dollar Tree Inc.(a)	1,875,099	263,488,911
Target Corp.	4,067,958	941,488,200
		1,663,127,825
Oil, Gas & Consumable Fuels — 2.5%
APA Corp.	3,025,559	81,357,282
Chevron Corp.	16,039,872	1,882,278,979
ConocoPhillips	10,993,755	793,529,236
Coterra Energy Inc.	6,921,523	131,508,937
Devon Energy Corp.	5,174,895	227,954,125
Diamondback Energy Inc.	1,389,793	149,889,175
EOG Resources Inc.	4,890,824	434,451,896
Exxon Mobil Corp.	35,283,145	2,158,975,643
Hess Corp.	2,257,814	167,145,970
Kinder Morgan Inc.	16,340,083	259,153,716
Marathon Oil Corp.	6,420,018	105,416,696
Marathon Petroleum Corp.	5,132,066	328,400,903
Occidental Petroleum Corp.	7,291,403	211,377,773
ONEOK Inc.	3,762,329	221,074,452
Phillips 66.	3,690,612	267,421,746
Pioneer Natural Resources Co.	1,895,375	344,730,805
Valero Energy Corp.	3,396,848	255,137,253
Williams Companies Inc. (The)	10,171,335	264,861,563
		8,284,666,150
Personal Products — 0.2%
Estee Lauder Companies Inc. (The), Class A	1,935,669	716,584,664

Pharmaceuticals — 3.7%
Bristol-Myers Squibb Co.	18,517,257	1,154,550,974
Catalent Inc.(a)	1,448,739	185,482,054
Eli Lilly & Co.	6,617,028	1,827,755,474
Johnson & Johnson	21,940,553	3,753,370,402
Merck & Co. Inc.	21,076,289	1,615,286,789
Organon & Co.	2,013,255	61,303,615
Pfizer Inc.	46,778,038	2,762,243,144
Viatris Inc.	10,273,134	138,995,503
Zoetis Inc.	3,942,121	961,995,787
		12,460,983,742
Professional Services — 0.4%
Equifax Inc.	1,025,000	300,109,750
IHS Markit Ltd.	3,327,529	442,295,155
Jacobs Engineering Group Inc.	1,066,820	148,533,349
Leidos Holdings Inc.	1,144,706	101,764,363
Nielsen Holdings PLC	2,885,387	59,179,287
Security	Shares	Value

Professional Services (continued)
Robert Half International Inc.	904,542	$100,874,524
Verisk Analytics Inc.	1,332,694	304,827,099
		1,457,583,527
Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)(b)	2,758,647	299,340,786

Road & Rail — 0.9%
CSX Corp.	18,487,557	695,132,143
JB Hunt Transport Services Inc.	686,305	140,280,742
Norfolk Southern Corp.	2,028,276	603,838,048
Old Dominion Freight Line Inc.	772,095	276,703,406
Union Pacific Corp.	5,358,491	1,349,964,638
		3,065,918,977
Semiconductors & Semiconductor Equipment — 6.4%
Advanced Micro Devices Inc.(a)(b)	10,055,687	1,447,013,359
Analog Devices Inc.	4,486,885	788,659,776
Applied Materials Inc.	7,526,055	1,184,300,015
Broadcom Inc.	3,430,415	2,282,632,445
Enphase Energy Inc.(a)	1,127,667	206,295,401
Intel Corp.	33,894,091	1,745,545,687
KLA Corp.	1,262,656	543,080,972
Lam Research Corp.	1,173,600	843,994,440
Microchip Technology Inc.	4,611,385	401,467,178
Micron Technology Inc.	9,323,341	868,469,214
Monolithic Power Systems Inc.	362,628	178,895,271
NVIDIA Corp.(b)	20,834,745	6,127,706,852
NXP Semiconductors NV	2,216,327	504,834,964
Qorvo Inc.(a)	899,467	140,667,644
QUALCOMM Inc.	9,334,854	1,707,064,751
Skyworks Solutions Inc.	1,394,019	216,268,108
SolarEdge Technologies Inc.(a)(b)	433,920	121,744,934
Teradyne Inc.	1,351,756	221,052,659
Texas Instruments Inc.	7,696,701	1,450,597,238
Xilinx Inc.	2,068,137	438,507,088
		21,418,797,996
Software — 9.5%
Adobe Inc.(a)	3,965,399	2,248,619,157
ANSYS Inc.(a)(b)	730,029	292,829,232
Autodesk Inc.(a)(b)	1,840,721	517,592,338
Cadence Design Systems Inc.(a)	2,320,548	432,434,120
Ceridian HCM Holding Inc.(a)(b)	1,158,201	120,985,676
Citrix Systems Inc.	1,070,865	101,293,120
Fortinet Inc.(a)(b)	1,137,077	408,665,474
Intuit Inc.	2,359,925	1,517,950,958
Microsoft Corp.	62,573,143	21,044,599,454
NortonLifeLock Inc.	4,745,231	123,281,101
Oracle Corp.	13,444,627	1,172,505,921
Paycom Software Inc.(a)	401,147	166,552,223
PTC Inc.(a)(b)	900,287	109,069,770
salesforce.com Inc.(a)	8,158,623	2,073,350,863
ServiceNow Inc.(a)	1,658,351	1,076,452,218
Synopsys Inc.(a)	1,276,013	470,210,791
Tyler Technologies Inc.(a)(b)	341,507	183,713,691
		32,060,106,107
Specialty Retail — 2.4%
Advance Auto Parts Inc.	525,289	126,006,325
AutoZone Inc.(a)	174,793	366,434,297
Bath & Body Works Inc.	2,164,891	151,087,743
Best Buy Co. Inc.	1,827,219	185,645,451

Schedule of Investments (unaudited) (continued)	iShares® Core S&P 500 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
CarMax Inc.(a)(b)	1,333,729	$173,691,528
Gap Inc. (The)	1,610,620	28,427,443
Home Depot Inc. (The)	8,796,134	3,650,483,571
Lowe’s Companies Inc.	5,771,838	1,491,904,686
O’Reilly Automotive Inc.(a)	561,623	396,635,011
Ross Stores Inc.	2,940,650	336,057,482
TJX Companies Inc. (The)	9,992,107	758,600,764
Tractor Supply Co.	957,284	228,407,963
Ulta Beauty Inc.(a)(b)	448,707	185,019,844
		8,078,402,108
Technology Hardware, Storage & Peripherals — 7.2%
Apple Inc.	129,905,360	23,067,294,775
Hewlett Packard Enterprise Co.	10,707,872	168,863,141
HP Inc.	9,608,423	361,949,294
NetApp Inc.	1,885,675	173,463,243
Seagate Technology Holdings PLC	1,707,527	192,916,401
Western Digital Corp.(a)	2,596,650	169,327,547
		24,133,814,401
Textiles, Apparel & Luxury Goods — 0.7%
Nike Inc., Class B	10,649,453	1,774,944,331
PVH Corp.(b)	571,451	60,945,249
Ralph Lauren Corp.	421,715	50,125,045
Tapestry Inc.	2,231,208	90,587,045
Under Armour Inc., Class A(a)	1,455,685	30,845,965
Under Armour Inc., Class C, NVS(a)(b)	1,796,756	32,413,478
VF Corp.	2,732,894	200,102,499
		2,239,963,612
Tobacco — 0.6%
Altria Group Inc.	15,249,378	722,668,023
Philip Morris International Inc.	12,974,813	1,232,607,235
		1,955,275,258
Trading Companies & Distributors — 0.2%
Fastenal Co.	4,814,493	308,416,422
Security	Shares	Value

Trading Companies & Distributors (continued)
United Rentals Inc.(a)(b)	602,487	$200,200,405
WW Grainger Inc.	360,280	186,711,507
		695,328,334
Water Utilities — 0.1%
American Water Works Co. Inc.	1,522,096	287,463,051

Wireless Telecommunication Services — 0.2%
T-Mobile U.S. Inc.(a)(b)	4,907,375	569,157,352

Total Common Stocks — 99.8%
(Cost: $248,143,540,595)		336,380,744,129

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	1,195,073,971	1,195,432,493
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	531,360,000	531,360,000
		1,726,792,493

Total Short-Term Investments — 0.5%
(Cost: $1,726,152,368)		1,726,792,493

Total Investments in Securities — 100.3%
(Cost: $249,869,692,963)		338,107,536,622

Other Assets, Less Liabilities — (0.3)%		(963,213,910)

Net Assets — 100.0%		$337,144,322,712

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,546,440,574	$—		$(350,683,878	)(a)	$13,170	$(337,373)	$1,195,432,493	1,195,073,971	$1,315,781	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	211,170,000	320,190,000	(a)	—		—	—	531,360,000	531,360,000	25,309		—
BlackRock Inc.	834,197,931	259,623,676		(182,108,459)		89,663,733	88,215,510	1,089,592,391	1,190,083	14,146,006		—
						$89,676,903	$87,878,137	$2,816,384,884		$15,487,096		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Core S&P 500 ETF
December 31, 2021

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	3,159	03/18/22	$751,605	$14,963,660

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$336,380,744,129	$—	$—	$336,380,744,129
Money Market Funds	1,726,792,493	—	—	1,726,792,493
	$338,107,536,622	$—	$—	$338,107,536,622
Derivative financial instruments(a)
Assets
Futures Contracts	$14,963,660	$—	$—	$14,963,660

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares